Goodwill and other intangibles (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 23, 2014	Sep. 02, 2013
Goodwill [Line Items]
Level 2 and level 3 fair value transactions	$ 0	$ 0	$ 0
Goodwill	36,116,000	28,322,000	0
Chesapeake crude oil trucking assets [Member]
Goodwill [Line Items]
Acquired intangible assets	17,010,000
Goodwill				7,892,000
Chesapeake crude oil trucking assets [Member] | Customer Contracts [Member]
Goodwill [Line Items]
Acquired intangible assets	17,010,000
Finite-Lived Intangible Asset, Useful Life	20 years
Barcas Field Services, LLC [Member]
Goodwill [Line Items]
Acquired intangible assets		6,930,000
Goodwill					$ 28,224,000